Asset retirement obligation	12 Months Ended
Dec. 31, 2011
Asset retirement obligation
9.	Asset retirement obligation

The Company has recorded $561,964 for asset retirement obligations (December 31, 2010 – $503,101) which represents an estimate of costs that would be incurred to remediate the exploration and development properties. The retirement obligations recorded relate entirely to exploration and development drill holes, related monitor wells and site disturbance on the Company's U.S. properties. The restricted cash, non-current as discussed in note 4 is related to letters of credit which provide security to the related governmental agencies on these obligations.